CASH FLOW HEDGE RESERVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Beginning balance	$ (10.6)	$ (3.1)	$ 6.2
Gains and losses deferred to shareholders’ equity associated with the hedging of operating cash flows	37.8	(9.4)	(11.6)
Total of changes during the year	37.8	(9.4)	(11.6)
Deferred taxes	(7.7)	1.9	2.3
Ending balance	$ 19.6	$ (10.6)	$ (3.1)